Deferred Compensation Plan	6 Months Ended
Jun. 30, 2019
Compensation Related Costs [Abstract]
Deferred Compensation Plan
Deferred Compensation Plan
We administer a non-qualified deferred compensation plan (“DCP”) for certain executive officers. The plan allowed participants to defer up to 100% of their base salary and bonus and select an investment fund for measurement of the deferred compensation obligation. For the periods the DCP was administered by Ashford Trust, the participants elected Ashford Trust common stock as their investment option. In accordance with the applicable authoritative accounting guidance, the deferred amounts and any dividends earned received equity treatment and were included in additional paid-in capital. In connection with our spin-off and the assumption of the DCP obligation by the Company, the DCP was modified to give the participants various investment options, including Ashford Inc. common stock, for measurement that can be changed by the participant at any time. These modifications resulted in the DCP obligation being recorded as a liability in accordance with the applicable authoritative accounting guidance. Distributions under the DCP are made in cash, unless the participant has elected Ashford Inc. common stock as the investment option, in which case any such distributions would be made in Ashford Inc. common stock. Additionally, the DCP obligation is carried at fair value with changes in fair value reflected in “salaries and benefits” in our condensed consolidated statements of operations and comprehensive income (loss).
The following table summarizes the DCP activity (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018
Change in fair value
Unrealized gain (loss)	$4,817	$6,375	$4,077	$5,814

Distributions
Fair value (1)	$27	$54	$73	$134
Shares (1)	1	1	2	2

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(1)	Distributions made to one participant.
As of June 30, 2019 and December 31, 2018 the carrying value of the DCP liability was $6.4 million and $10.6 million, respectively.